Operating Leases	12 Months Ended
Dec. 31, 2018
Disclosure Of Operating Leases [Abstract]
Disclosure of leases [text block]
25.	Operating Leases

(a)	Lessees

Future minimum lease payments under non-cancellable operating leases as of December 31, 2017 and 2018 were as follows:

	December 31,
	2017	2018
	(in thousands)
Less than one year	$858,207	927,351
Between one and five years	3,070,676	2,928,983
More than five years	3,491,748	2,085,877
	$7,420,631	5,942,211

AUO entered into various operating lease agreements for land with Hsinchu Science Park Bureau beginning from March 1, 1994 for a period of 20 years, with renewal option upon expiration. AUO had on July 2003 and November 2006, entered into various operating lease for land with Central Science Park Administration Bureau for period from July 28, 2003 till December 31, 2023 and November 9, 2006 till December 31, 2025. All lease amounts are adjusted in accordance with the land value announced by the government from time to time.

AUO had also on
February 2008
and
October 2018
, respectively, renewed its lease agreements with
Hsinchu
 Sci
ence Park Bureau a
nd Southern Taiwan Science Park
Bureau
, respectively, for the lands in
Longtan
 Sc
ience Park and Kaohsiung Science Park. The period covers from
February 9, 2008
till
December 31, 2027
and
October 23, 2018
till
October 22, 2038
, respectively. All lease amounts are adjusted in accordance with the land value announced by the government from time to time.

Rental expense for operating leases amounted to $1,178,774 thousand, $1,081,731 thousand and $1,064,263 thousand for the years ended December 31, 2016, 2017 and 2018, respectively.

(b)	Lessor

The Company leased its investment properties to third parties under operating lease. Refer to note 19 for further information on investment properties.

Future minimum lease receivables under non-cancellable operating leases as of December 31, 2017 and 2018 were as follows:

	December 31,
	2017	2018
	(in thousands)
Less than one year	$46,538	105,788
Between one and five years	404,695	423,150
More than five years	2,189,936	2,188,728
	$2,641,169	2,717,666

In addition to the above-mentioned, the Company also leased partial offices to others. See note 33 for rental income. Repair and maintenance expenses incurred from aforementioned operating leases for the years ended December 31, 2016, 2017 and 2018 amounted to $449 thousand, $18,396 thousand and $1,723 thousand, respectively.